Shareholder Report, Average Annual Return (Details)	12 Months Ended	48 Months Ended	60 Months Ended	73 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
RPAR Risk Parity ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	18.28%		0.89%	3.83%
UPAR Ultra Risk Parity ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	24.38%	(2.73%)
S&P 500® Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.88%	10.96%	14.42%	15.32%
60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.70%		8.47%	9.65%
Advanced Research Risk Parity Index
Average Annual Return [Line Items]
Average Annual Return, Percent	18.83%		1.47%	4.78%
Advanced Research Ultra Risk Parity Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.98%	(2.04%)